EQUIPMENT AND SOFTWARE LICENSES (Tables)	12 Months Ended
Dec. 31, 2020
EQUIPMENT AND SOFTWARE LICENSES
Schedule of Equipment and software licenses
	December 31, 2020	December 31, 2019

Equipment and software	$599,900	$489,151
Software licenses	1,302,141	868,041
	1,902,041	1,357,192
Less - Accumulated depreciation and amortization	(1,361,123)	(1,147,188)
	$540,918	$210,004